Derivative financial instruments - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash flow hedge loss to be reclassified within 12 months	$ 18